[MONETTA LOGO]            FAMILY OF FUNDS


Dear Fellow Shareholders:                                January 17, 1997

During the past year, the financial markets continued to benefit from a moderately growing economy, low interest rates and stable inflationary expectations. The stock market, as measured by the S & P 500 Index, was up a healthy 23%. The large capitalization or blue-chip stocks led the way, significantly outperforming small-cap issues.

Last year was a very volatile period. Uncertainty over the strength of the economy, due to conflicting data, confused investors which resulted in significant market fluctuations.

The most recent example of the market's volatility was investors' focus on the Federal Reserve monetary policy and the fear of rising interest rates. The uneasiness created in November by Federal Reserve Chairman Alan Greenspan, as he warned about "irrational exuberance" in the financial markets, sent stock prices plummeting. Investors viewed this as a buying opportunity and as a result, stocks quickly rebounded, confirming the market's volatility.

FUND PERFORMANCE. Generally, we were very pleased with our funds' performances last year. The Balanced Fund, with a 25.9% return, ranked FIRST in its category of 272 funds, and the Intermediate Bond Fund, with a return of 6.5%, ranked SECOND within its category of 176 funds as measured by Lipper Analytical Services. The Large-Cap and Mid-Cap funds posted returns of 28.2% and 24.2% respectively, which not only exceeded their benchmarks but, also ranked in the upper quartile, in their respective category of funds as measured by Lipper Analytical Services. The Government Money Market Fund, with a return of 5.12%, ranked 13th of 115 comparable funds as measured by Lipper Analytical Services.

Our one area of disappointment was the Monetta Fund. The fund suffered from its poor timing of investments in the very volatile technology sector. We have addressed the problem as outlined in the Monetta Fund's performance highlight section. We believe that these changes should have a positive impact on future investment performance.

MARKET OUTLOOK. The new year has begun with investor anxiety at high levels and looking aggressively for what could go wrong in 1997. Most likely, this backdrop will create a volatile market environment with the ultimate market direction dependent on the resiliency of economic growth.

We currently anticipate slow economic growth, coupled with moderate inflation and relatively low interest rates. It's hard to imagine a more positive environment for the stock market. Overall corporate profits look fairly good and there continues to be a large flow of investment funds into the market. As long as interest rates remain low, stocks should remain the preferred investment choice.

1997 should be an exciting year for the Monetta Family of Funds. I would like to thank you for the support you have placed in us with your investment dollars.

Best personal regards,


/s/ Robert S. Bacarella
ROBERT S. BACARELLA
President and Founder

                               TABLE OF CONTENTS

PERFORMANCE HIGHLIGHTS
     Monetta Fund..................................................  3
     Monetta Mid-Cap Equity Fund...................................  4
     Monetta Large-Cap Equity Fund.................................  5
     Monetta Balanced Fund.........................................  6
     Monetta Intermediate Bond Fund................................  7
     Monetta Government Money Market Fund..........................  8

INDEPENDENT AUDITORS REPORT........................................  9

SCHEDULE OF INVESTMENTS
     Monetta Fund.................................................. 10
     Monetta Mid-Cap Equity Fund................................... 14
     Monetta Large-Cap Equity Fund................................. 16
     Monetta Balanced Fund......................................... 17
     Monetta Intermediate Bond Fund................................ 20
     Monetta Government Money Market Fund.......................... 21

FINANCIAL STATEMENTS
     Statements of Assets and Liabilities.......................... 22
     Statements of Operations...................................... 24
     Statements of Changes in Net Assets........................... 26
     Notes to Financial Statements................................. 28

FOOTNOTE:

Past performance is no guarantee of future results. The principal value and return on your investment will fluctuate and on redemption may be worth more or less than your original cost.

References to individual securities are the views of the Advisor at the date of this report and may change. References are not a recommendation to buy or sell any security.

MONETTA FUND                                               PERIOD ENDED 12/31/96

Investment Objective:          Market Capitalization Range:    Total Net Assets:
Capital Appreciation/Income    $50 million - $1 billion        $212 million

--------------------------------------------------------------------------------
PERFORMANCE:
                     AVERAGE ANNUAL TOTAL RETURN
                    1 Year     5 Years     10 Years
                    ------     -------     --------
MONETTA FUND          1.6%       5.3%        12.4%
RUSSELL 2500         19.0%      16.0%        13.9%
NASDAQ COMPOSITE*    22.7%      17.1%        14.0%
S & P 500*           23.0%      15.2%        15.3%

*Source Lipper Analytical Services, Inc.

The graph above to the right compares the change in value of a $10,000 investment in the Monetta Fund, the S & P 500 Composite Index, and the NASDAQ Composite Index and the Russell 2500 Stock Index. The S & P 500 and the Russell 2500 indices are a broad measure representative of the general market, while the NASDAQ measures performance of stocks in the over-the-counter market. Please refer to footnote on the bottom of page 2.
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION:               TOP 5 EQUITY HOLDING:


                                                          % OF NET ASSETS
                                     Brightpoint, Inc.               2.5%
                                     Transocean Offshore, Inc.       1.8%
                                     Titanium Metals Corp.           1.6%
                                     P-Com, Inc.                     1.4%
                                     Comverse Technology, Inc.       1.3%
                                                                   ------
                                     TOTAL TOP 5 HOLDINGS            8.6%
                                                                   ======
--------------------------------------------------------------------------------
COMMENTARY:

The Monetta Fund appreciated 1.6% for the year ended December 31, 1996, versus a 19.0% return for the Russell 2500 Index.

A number of holdings posted very strong returns. Among these were APAC Teleservices, Brightpoint, Ensco Int'l, St. John Knits and Qiagen. At the same time, many of our companies demonstrated poor relative performance.

We were disturbed by the fact that our overall performance lagged our peer indices. The largest single contributor to our poor performance was the technology sector. A combination of the extreme volatility exhibited by most technology stocks and problems in identifying an appropriate purchase point resulted in several stocks being sold at a substantial loss.

To address this problem we have modified our stock screening process to identify companies earlier in their growth cycle. On the sell side we are now letting stocks appreciate until their growth reaches a plateau. If a stock declines 20% from the highest price since purchased, it is extensively reviewed and is a candidate for sale. This provides the dual benefit of enjoying the full price appreciation of successful growth stocks, while reducing the stock price volatility often associated with maturing growth companies.

We thank you for your support and patience, and are more excited than ever as we enter 1997. At this point we have the system and personnel in place to take advantage of the opportunities which await us, and look forward to keeping you abreast of our progress.

MONETTA MID-CAP EQUITY FUND                                PERIOD ENDED 12/31/96

Investment Objective:      Market Capitalization Range:     Total Net Assets:
Capital Appreciation       $1 billion - $5 billion          $17.3 million

--------------------------------------------------------------------------------
PERFORMANCE:  AVERAGE ANNUAL TOTAL RETURN
                                  Since Incept.
                                  -------------
                 1 Year    3 Years     (3/1/93)
                 ------    -------     --------
MONETTA MID-CAP
   EQUITY FUND    24.2%     16.5%        22.0%
S & P 400*        19.2%     14.6%        15.2%
S & P 500*        23.0%     19.7%        17.3%

*Source Lipper Analytical Services, Inc.

The graph above to the right compares the change in value of a $10,000 investment in the Monetta Trust Mid-Cap Equity Fund to the S & P 500 and 400. The S & P 500 and 400 indices are a broad measure representative of the general market. Please refer to footnote on the bottom of page 2.
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION:               TOP 5 EQUITY HOLDING:

                                                                 % OF NET ASSETS
                                     GreenPoint Financial Corp.             2.7%
                                     York Int'l Corp.                       2.7%
                                     Danaher Corp.                          2.7%
                                     First Tennessee Nat'l                  2.6%
                                     Kerr McGee Corp.                       2.5%
                                                                          ------
                                     TOTAL TOP 5 HOLDINGS                  13.2%
                                                                          ======

--------------------------------------------------------------------------------
COMMENTARY:

The Mid-Cap Equity Fund once again posted solid investment results for its shareholders. For the year ended December 31, 1996, the Fund gained 24.2%, well ahead of its benchmark index, the S & P 400 Mid-Cap Index, which was up 19.2%. Among its peers, the Fund ranked in the top 20% of like funds as measured by Lipper Analytical Services, which provided an average return of 17.9%.

Financial was one of the Fund's best performing sector throughout much of the year. Two of the names that added to this year's performance were GreenPoint Financial Corp. and Associated First Capital.

In addition, the industrial sector was overweighted in the portfolio and performed well. In particular, Danaher Corp. was a top performer due to its strong product line of tools and opportunistic acquisitions which produced strong earnings per share growth.

During the 4th quarter, approximately 10% of the Fund's assets were re-deployed from cash and equivalents into common stocks, leaving the Fund 96.5% invested in equities at year end.

A number of companies with strong and improving growth prospects were added to the Fund during the quarter, including Sterling Commerce, Dura Pharmaceutical, CVS Corporation and Reynolds & Reynolds. At the same time, stocks with slowing growth rates (e.g. Black & Decker, Autozone, and Input/Output) were sold.

The economic environment couldn't be better for common stock investing. We believe the Fund is appropriately positioned to benefit from higher stock prices.

MONETTA LARGE-CAP EQUITY FUND                              PERIOD ENDED 12/31/96

Investment Objective:      Market Capitalization Range:     Total Net Assets:
Capital Appreciation       $5 billion +                     $2.3 million

--------------------------------------------------------------------------------
PERFORMANCE:                      AVERAGE ANNUAL TOTAL RETURN
                                                Since Inception
                                                ---------------
                                 1 Year            (9/1/95)
                                 ------            --------
MONETTA LARGE-CAP FUND            28.2%              25.6%

S & P 500*                        23.0%              25.8%

*Source Lipper Analytical Services, Inc.

The S & P 500 is a broad measure representative of the general market. Please refer to footnote on the bottom of page 2.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION:              TOP 5 EQUITY HOLDING:

                                                                 % OF NET ASSETS
                                    Intel Corp.                             3.4%
                                    Associated First Capital                2.9%
                                    Eli Lilly & Co.                         2.9%
                                    Boeing Co.                              2.8%
                                    USA Waste Services, Inc.                2.8%
                                                                          ------
                                    TOTAL TOP 5 HOLDINGS                   14.8%
                                                                          ======
--------------------------------------------------------------------------------
COMMENTARY:

The Large-Cap Equity Fund posted an outstanding return of 28.2% for the year ended December 31, 1996. With this return, the Fund outperformed its benchmark index, the S & P 500 Index, which appreciated 23.0%. The Fund was ranked 41 among 669 growth funds (top 7%) as ranked by Lipper Analytical Services, with the average growth fund generating a 19.2% annual return.

Among the industry sector, those companies in the technology area provided some of the strongest returns. Holdings in this area included Intel and Microsoft, which continued their dominance of personal computer microprocessors and operating systems, respectively.

Another area of success was Financial. Particularly strong were, Household International, a consumer lender and Associated First Capital-CL A, which benefited from strong loan growth from its diversified product line.

Overall, the Fund remained underweighted in Retail and Healthcare, which were two of the worst performing sectors last year.

The growing sense of uncertainty about the economy has resulted in excessive market volatility and an emphasis on the part of investors to favor more stable quality companies. To capitalize on this environment, we will continue to concentrate on a bottom-up security selection process, emphasizing those companies that dominate their business franchise to produce strong and sustainable earnings growth.

MONETTA BALANCED FUND                                      PERIOD ENDED 12/31/96

Investment Objective:         Market Capitalization Range:    Average Maturity:    Total Net Assets:
Capital Appreciation/Income   $50 million +                   3.7 Years            $2.3 million

--------------------------------------------------------------------------------
PERFORMANCE:
                                    AVERAGE ANNUAL TOTAL RETURN
                                                  Since Inception
                                                  ---------------
                                   1 Year            (9/1/95)
                                   ------            --------
MONETTA BALANCED FUND               25.9%              24.3%

S&P   500*                          23.0%              25.8%

LEHMAN GOVT/CORP BOND INDEX          2.9%               6.5%

*Source Lipper Analytical Services, Inc.

The S & P 500 is a broad measure representative of the general market. Please refer to footnote on the bottom of page 2.
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION:                TOP 5 EQUITY HOLDINGS:

                                                                 % OF NET ASSETS
                                      Intel Corp.                           1.7%
                                      Eli Lilly & Co.                       1.6%
                                      Sterling Commerce, Inc.               1.4%
                                      Fluor Corp.                           1.3%
                                      Sigma Aldrich Corp.                   1.3%
                                                                           -----
                                      TOTAL TOP 5 HOLDINGS                  7.3%
                                                                           =====
--------------------------------------------------------------------------------
COMMENTARY:

The Balanced Fund had a spectacular year. For the year ended December 31, 1996, the Fund's 25.9% return ranked it #1 among 272 like funds as ranked by Lipper Analytical Services, almost doubling the 13.8% return of the average balanced fund. The return compared favorably to the 23.0% of the S&P 500 Index, 19.0% of the Russell 2500 Index and 2.9% return of the Lehman Govt/Corp Bond Index.

Throughout most of the year, the Fund maintained approximately 62% of its assets in common stocks. Approximately 40% of the equity exposure was in large capitalization stocks, with 30% in mid-cap issues and 30% in small-cap issues. Our stock picks, up more than 40%, performed extremely well. Among the best performing securities were Qiagen, CKE Restaurants, Ensco Int'l, TJX, Intel and Microsoft. During the fourth quarter new stocks purchased included P-Com, Inc., Medquist, Foamex Int'l, Inc. and Sterling Commerce, Inc.

Approximately 35% of the Fund was invested in high grade corporate and treasury securities with an emphasis on short-term maturities. These securities provide income and stability to counterbalance the generally more volatile common stock portion of the portfolio.

MONETTA INTERMEDIATE BOND FUND                             PERIOD ENDED 12/31/96

Investment Objective:            30-Day SEC Yield:     Average Maturity:   Total Net Assets:
Capital Appreciation/Income      5.65%                 4.4 Years           $2.8 million

--------------------------------------------------------------------------------
PERFORMANCE:  AVERAGE ANNUAL TOTAL RETURN
                                      Since Incept.
                                      -------------
                      1 Year    3 Years    (3/1/93)
                      ------    -------    --------
MONETTA INTERMEDIATE
  BOND FUND            6.5%       6.6%       7.3%
LEHMAN GOVT/CORP
  INTERMEDIATE
  BOND INDEX*          4.1%       5.6%       5.7%

*Source Lipper Analytical Services, Inc.

The graph above to the right compares the change in value of a $10,000 investment in the Monetta Trust Intermediate Bond Fund to the Lehman Government/Corporate Intermediate Bond Index. The Lehman Government/Corporate Intermediate Bond Index measures that specific segment of the bond market. Please refer to footnote on the bottom of page 2.
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION:                 MATURITY PROFILE:

                                       1 Year or Less                      25.7%
                                       1 - 3 Years                          9.2%
                                       4 - 6 Years                         30.2%
                                       7 - 10 Years                        34.3%
                                       Over 10 Years                        0.6%
                                                                         -------
                                                                          100.0%
                                                                         =======
--------------------------------------------------------------------------------
COMMENTARY:

Building on the Fund's first three quarters of strong performance, the Fund posted impressive returns in the fourth quarter as well.

For the year ended December 31, 1996 the Fund's 6.5% return ranked it SECOND among the 176 comparable funds in its category as measured by Lipper Analytical Services, which averaged a return of 3.1%.

The Fund's 30-day SEC yield at December 31, 1996 was 5.65%. During the year, the Fund paid out dividends to average a 5.7% income return.

The Fund's investments in intermediate term Treasury Notes made significant contributions to total return throughout the year. Also, the emphasis on high coupon corporate bonds provided higher yields in a relatively stable interest environment.

By investing primarily in government securities, investment "quality" risk was minimized and the Fund was able to generate a competitive return with low volatility. This is consistent with our investment strategy.

The Fund's average maturity of 4.4 years is on the short-end of the spectrum. The Fund is well positioned to take advantage of a rising interest rate environment while providing a competitive return in a stable interest rate environment.

MONETTA GOVERNMENT MONEY MARKET FUND                       PERIOD ENDED 12/31/96

Investment Objective:              7-Day Yield:     Average Days to Maturity:     Total Net Assets:
Income and Capital Preservation    5.12%            72 Days                       $6.2 million

--------------------------------------------------------------------------------

PERFORMANCE:                                        AVERAGE ANNUAL TOTAL RETURN
                                              1 Year   3 Years   Since Incep. (3/1/93)
                                              ------   -------   ---------------------
MONETTA GOVERNMENT MONEY MARKET FUND          5.1%**     5.0%**          4.5%**
LIPPER U.S. GOV'T MONEY MARKET FUNDS AVG.*    4.8%       4.6%            4.1%

*Source Lipper Analytical Services, Inc.

**Total returns are net of advisory fees waived and voluntary absorption of all or part of the Fund's operating expenses by the Advisor. Please refer to footnote on the bottom of page 34.

An investment in the Monetta Government Money Market Fund is neither insured or guaranteed by the U.S. Government. There can be no assurance that the Fund will be able to maintain a stable $1.00 per share net asset value. Please refer to footnote on the bottom of page 2.
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION:            ALLOCATION:
                                                                 % OF NET ASSETS
                                  U.S. Treasuries                          34.2%
                                  Government Agencies                      66.6%
                                                                        --------
                                    Total Investments                     100.8%
                                  Other Assets & Liabilities              (0.8)%
                                                                        --------
                                  TOTAL                                  100.00%
                                                                        ========

--------------------------------------------------------------------------------
COMMENTARY:

For the year ended December 31, 1996, the Government Money Market fund posted a return of 5.1%. The Fund was ranked 13th of 115 comparable funds as measured by Lipper Analytical Services. The average return of the 115 funds was 4.75%.

As of December 31, 1996, the Fund's 7-day yield was 5.12% versus the third quarter yield of 5.17%. Average days to maturity was reduced to 72 days from 82 days on September 30.

We believe that short-term rates will be stable to moderately lower during the first half of 1997.

                          INDEPENDENT AUDITORS' REPORT



The Boards of Directors and Trustees and the Shareholders of Monetta Fund, Inc. and Monetta Trust:

We have audited the accompanying statements of assets and liabilities of Monetta Fund, Inc. and Monetta Trust (comprising, respectively, the Mid-Cap Equity Fund, Large-Cap Equity Fund, Balanced Fund, Intermediate Bond Fund and Government Money Market Fund), collectively referred to as the "Funds", including the schedules of investments, as of December 31, 1996, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods presented in the two-year period then ended, and the financial highlights for each of the periods presented in the ten-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material mistatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned, as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Monetta Fund, Inc. and each of the respective funds constituting the Monetta Trust as of December 31, 1996, the results of their operations for the period then ended, the changes in their net assets for each of the periods presented in the two-year period then ended, and the financial highlights for each of the periods presented in the ten-year period then ended, in conformity with generally accepted accounting principles.

                                                        KPMG PEAT MARWICK LLP



Chicago, Illinois
January 17, 1997

SCHEDULE OF INVESTMENTS
December 31, 1996

MONETTA FUND

                                                Quoted
Shares or                                       Market
Principal                                       Value
 Amount                                     (In Thousands)
---------                                   --------------
COMMON STOCKS - 85.7%

CONSUMER RELATED - 25.0%                           $52,979

BROADCASTING/CABLE TV - 2.5%
*25,000    American Radio
             Systems Corp.                         $   681
*90,000    Chancellor Corp. - CL A                   2,138
*36,800    Metro Networks, Inc.                        929
*50,000    SFX Broadcasting, Inc.- CL A              1,487
                                                    ------
                                                     5,235
                                                    ------
FOOD PROCESSING - 0.4%
*40,000    Morningstar Group, Inc.                     785
                                                    ------
RECREATION/ENTERTAINMENT - 2.4%
 *50,000   Carmike Cinemas, Inc.                     1,269
 100,000   International Game Tech.                  1,825
 *37,500   Regal Cinemas, Inc.                       1,153
*100,000   West Coast
             Entertainment Corp.                       875
                                                    ------
                                                     5,122
                                                    ------

RESTAURANTS/LODGING - 3.5%
 50,000    CKE Restaurants, Inc.                     1,800
*40,000    Doubletree Corp.                          1,800
 54,000    Innkeepers USA Trust                        749
*35,000    Outback Steakhouse, Inc.                    936
 30,000    Patriot American Hospitality,
             Inc.                                    1,294
*50,000    Planet Hollywood Int'l, Inc.                988
                                                    ------
                                                     7,567

RETAIL MANUFACTURERS & DISTRIBUTION - 0.3%
*30,000    Hirsch Int'l Corp. - CL A                   555
* 5,600    Quaker Fabric Corp.                          78
                                                    ------
                                                       633
                                                    ------

RETAIL TRADES - 10.8%
  *70,000  AnnTaylor Stores Corp.                    1,225
  *75,000  Bed Bath & Beyond                         1,819
  *50,000  Domnick's Supermarkets,
             Inc.                                    1,087
   40,000  Ethan Allen Interiors                     1,540
  *65,000  Friedmans's, Inc. - CL A                    959
  *75,000  Furniture Brands Int'l                    1,050
  *50,000  Goody's Family Clothing,
             Inc.                                      894
  *50,000  Nine West Group, Inc.                     2,319
  *80,000  Officemax, Inc.                             850
  *10,000  Proffitt's, Inc.                            369
  *50,000  Quiksilver, Inc.                          1,069
   40,000  Ross Stores, Inc.                         2,000
  *50,000  Ross Systems, Inc.                          481
   50,000  St. John Knits, Inc.                      2,175
  *50,000  Stage Stores, Inc.                          912
  *30,000  The Buckle, Inc.                            750
  *80,000  The Sports Authority, Inc.                1,740
 *125,000  Vans, Inc.                                1,562
                                                    ------
                                                    22,801
                                                    ------
MISCELLANEOUS - 5.1%
* 25,000   American Business Info.                     556
*100,000   American Eco Corp.                          687
* 70,000   CKS Group, Inc.                           1,951
* 20,000   Caribiner Int'l, Inc.                     1,005
*  5,000   Consolidated Graphics, Inc.                 280
* 80,000   May & Speh, Inc.                            980
* 40,000   Printrak International, Inc                 340
* 40,000   U S Office Products Co                    1,365
* 80,000   United Waste Systems, Inc.                2,750
* 55,000   Warrantech Corp.                            633
* 15,000   World Color Press                           289
                                                    ------
                                                    10,836
                                                    ------

SCHEDULE OF INVESTMENTS
December 31, 1996

------------------------
MONETTA FUND (CONTINUED)
------------------------

                                                Quoted
Shares or                                       Market
Principal                                       Value
 Amount                                     (In Thousands)
---------                                   --------------
FINANCIAL RELATED - 11.6%                       $24,553
FINANCIAL SERVICES - 11.6%
  50,000  Advanta Corp. - CL B                  $ 2,044
  20,000  American Bankers Insr., Grp.            1,022
 *50,000  Americredit Corp.                       1,025
 *60,000  BA Merchant Svcs, Inc.- CL A            1,073
  12,800  W.R. Berkley Corp.                        650
 *40,000  Billing Information Concept             1,150
  50,000  Capmac Holdings, Inc.                   1,656
*100,000  Concord EFS, Inc.                       2,825
  30,000  Excel Realty Trust, Inc.                  761
  30,000  Executive Risk, Inc.                    1,110
  77,000  Fidelity National Fin'l, Inc.           1,165
  30,000  Frontier Insur. Group, Inc.             1,148
  30,000  Horace Mann Educators                   1,211
 *60,000  Imperial Credit Industries              1,260
 *35,000  Life USA Holding, Inc.                    420
  30,000  National Data Corp.                     1,305
 *40,000  Oxford Resources
           Corp. - CL A                           1,235
  45,000  Penncorp Financial Grp.                 1,620
  40,500  United Cos. Financial Corp.             1,078
  30,000  Washington Federal, Inc.                  795
                                                -------
                                                 24,553
                                                -------

INDUSTRIAL RELATED - 26.6%                      $56,196
ENERGY RESOURCES & SERVICES - 7.7%
 *10,000  Atwood Oceanics, Inc.                 $   635
 *30,000  B.J. Services Co.                       1,530
*100,000  Belco Oil & Gas Corp.                   2,738
 *50,000  Ensco Int'l                             2,425
 *50,000  Houston Exploration Co                    875
 *50,000  Newpark Resources, Inc.                 1,863
 *30,000  Seitel, Inc.                            1,200
*100,000  Titan Exploration, Inc.                 1,200
  60,000  Transocean Offshore, Inc.               3,757
                                                -------
                                                 16,223
                                                -------

HOUSING - 0.7%
 *25,000  American Homestar Corp.                   569
  43,000  T.J. International, Inc.                1,000
                                                -------
                                                  1,569
                                                -------
INDUSTRIAL & ELECTRONICS PRODUCTS - 12.3%
  10,000  AAR Corporation                           303
 *40,000  AFC Cable Systems, Inc.                   955
 *60,000  Advanced Lighting Tech.,
           Inc.                                   1,455
 *65,000  BE Aerospace, Inc.                      1,763
 *25,000  Berg Electronics Corp.                    734
  10,000  Chart Industires, Inc.                    171
 *43,300  Checkpoint Systems, Inc.                1,072
 *25,000  Coherent, Inc.                          1,056
  45,500  DT Industries, Inc.                     1,593
 *87,000  Foamex Int'l, Inc.                      1,436
 *45,000  Genrad, Inc.                            1,046
  20,000  Harman Int'l Industries, Inc.           1,113
  50,000  Harnischfeger Industries,
           Inc.                                   2,406
 *27,200  JPM Company                               476
 *25,000  Lecroy Corp.                              938
 *40,000  Mohawk Industries                         880
 *50,000  O'Sullivan Industries
           Holdings, Inc.                           700
  20,000  Precision Castparts Corp.                 992
 *50,000  Quad Systems Corp.                        500
  80,000  Spartech Corp.                            890
 *70,000  U.S. Filter Corp.                       2,222
 *50,000  Waters Corp.                            1,519
 *25,000  Wolverine Tube, Inc.                      881
 *40,000  Wyman-Gordon Co.                          890
                                                -------
                                                 25,991
                                                -------

SCHEDULE OF INVESTMENTS
December 31, 1996



MONETTA FUND (CONTINUED)

                                                        Quoted
Shares or                                               Market
Principal                                               Value
 Amount                                             (In Thousands)
---------                                           --------------
MINING/MINERAL RESOURCES - 2.7%
 *75,000  Oregon Metallurgical Corp.                     2,419
*100,000  Titanium Metals Corp.                          3,287
                                                       -------
                                                         5,706
                                                       -------
TRANSPORTATION - 2.0%
  35,000  Expeditors International of
          Washington, Inc.                                 805
 *50,000  Railtex, Inc.                                  1,263
 *45,000  Swift Transportation                           1,058
  40,000  US Freightways Corp.                           1,097
                                                       -------
                                                         4,223
                                                       -------
MISCELLANEOUS - 1.2%
 *55,000  Alternative Resources Corp.                      955
 *40,000  Nichols Research Corp.                         1,020
 *18,500  Rental Service Corp.                             509
                                                       -------
                                                         2,484
                                                       -------

MEDICAL RELATED - 10.3%                                $21,829
MEDICAL SUPPLIES - 1.6%
  50,000  Ballard Medical Products                     $   931
  50,000  Fisher Scientific Int'l                        2,356
                                                       -------
                                                         3,287
MEDICAL TECHNOLOGY - 1.3%                              -------
  50,000  ADAC Laboratories                              1,194
 *20,000  Cohr, Inc.                                       540
 *45,000  VISX, Inc.                                       995
                                                       -------
                                                         2,729
                                                       -------
PHARMACEUTICALS - 4.7%
 *45,000  Applied Analytical Ind., Inc.                    860
*100,000  Capstone Pharmacy
           Services, Inc.                                1,137
 *75,000  ChiRex, Inc.                                     900
 *45,000  Dura Pharmaceuticals, Inc.                     2,149
  30,000  Jones Medical Ind., Inc.                       1,099
 *21,000  Medicis Pharmaceutical
           Corp. - CL A                                    924
 *40,000  Parexel Int'l Corp.                            2,065
 *20,000  Watson Pharmaceuticals,
           Inc.                                            899
                                                       -------
                                                        10,033
                                                       -------
PHYSICIAN SERVICES - 2.7%
 *50,000  American Medical
           Response, Inc.                                1,625
 *21,100  Medquist, Inc.                                   522
 *70,000  Phycor, Inc.                                   1,987
 *30,000  Renal Treatment Cntrs, Inc.                      765
*150,000  Sheridan Healthcare, Inc.                        881
                                                       -------
                                                         5,780
                                                       -------

TECHNOLOGY RELATED - 12.2%                             $25,757
COMPUTER SOFTWARE & SYSTEMS - 1.6%
 *30,000  Acxiom Corp.                                 $   720
  24,300  Logicon, Inc.                                    887
 *45,400  Smallworldwide PLC                               539
 *50,000  Technology Modeling Assc.,
           Inc.                                            663
  20,000  Unison Software Inc.                             535
                                                       -------
                                                         3,344
                                                       -------
COMPUTER & OFFICE EQUIPMENT - 2.9%
 *30,000  Black Box Corp.                                1,237
 *75,000  Comverse Technology, Inc.                      2,836
 *20,000  Encad, Inc.                                      825
 *50,000  Vanstar Corp.                                  1,225
                                                       -------
                                                         6,123
                                                       -------
SEMICONDUCTORS - 1.5%
 *30,000  Microchip Technology, Inc.                     1,526
 *50,000  Quickturn Design Systems,
           Inc.                                          1,025
 *40,000  S3, Inc.                                         650
                                                       -------
                                                         3,201
                                                       -------

SCHEDULE OF INVESTMENTS
December 31, 1996
------------------------------------------------------
MONETTA FUND (CONTINUED)


                                            Quoted
Shares or                                   Market
Principal                                   Value
 Amount                                 (In Thousands)
---------                               --------------
TELECOMMUNICATIONS & EQUIPMENT - 6.2%
  * 20,000   Boston Technology, Inc.           575
  *180,000   Brightpoint, Inc.               5,355
  * 62,000   Electromagnetic Sciences,
             Inc.                            1,194
  * 75,000   Intermedia Communications,
             Inc.                            1,931
  * 24,400   LCC Int'l, Inc.                   451
  *100,000   P-Com, Inc.                     2,963
  * 80,000   RMH Teleservices, Inc.            620
                                           -------
                                            13,089
                                           -------
TOTAL COMMON STOCKS
     (COST $163,187)(A)                    181,314
                                           -------


VARIABLE DEMAND NOTES - 1.5%
3,054,000  Eli Lilly - 5.33%                 3,054
                                           -------

COMMERCIAL PAPER - 15.3%
3,000,000  Ford Motor Credit                 3,000
            5.600% Due 01/02/97
7,000,000  Ford Motor Credit                 6,998
            5.500% Due 01/03/97
4,000,000  Merrill Lynch                     3,996
            6.150% Due 01/07/97
6,000,000  United Parcel Service             5,992
            5.850% Due 01/09/97
4,000,000  Merrill Lynch                     3,994
            5.550% Due 01/10/97
2,500,000  Snap on Tool
            5.750% Due 01/13/97              2,495
6,000,000  Manufacturers Inv. Corp.
            5.900% Due 01/15/97              5,986
                                           -------
TOTAL COMMERCIAL PAPER                      32,461
                                           -------

TOTAL SHORT-TERM INVESTMENTS                35,515
                                           -------

TOTAL INVESTMENTS - 102.5%
    (COST $198,702)(A)                     216,829
                                           -------

OTHER ASSETS LESS LIABILITIES - (2.5)%     (5,312)
                                           -------


NET ASSETS - 100%                         $211,517
                                           =======

(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $25,292 and aggregate gross unrealized depreciation is $7,165, resulting in net unrealized appreciation of $18,127 (in thousands).

See accompanying notes to financial statements

* Non-income producing security


SCHEDULE OF INVESTMENTS
December 31, 1996
--------------------------------------------------------------------------------

MONETTA MID-CAP EQUITY FUND

                                              Quoted
Shares or                                     Market
Principal                                      Value
Amount                                    (In Thousands)
---------                                 --------------

COMMON STOCKS - 96.5%

CONSUMER RELATED - 22.4%                      $3,877

FOOD PROCESSING - 2.2%
*10,000     Smithfield Foods, Inc.            $  380
                                              ------

RECREATION/ENTERTAINMENT - 1.5%

 14,000     International Game Tech.             256
                                              ------

RESTAURANTS/LODGING - 1.6%

 *6,000     Doubletree Corp.                     270
                                              ------

RETAIL MANUFACTURERS & DISTRIBUTION - 3.9%

 12,000     Avery-Dennison Corp.                 425
  8,000     Newell Company                       252
                                              ------
                                                 677
                                              ------
RETAIL TRADES - 8.3%

  7,000     CVS Corporation                      290
*12,600     Domnick's Supermarkets, Inc.         274
 *6,000     Nine West Group, Inc.                278
 *8,000     Safeway, Inc.                        342
  5,500     T J X Companies, Inc.                260
                                              ------
                                               1,444
                                              ------

MISCELLANEOUS - 4.9%

 *3,300     Computer Sciences Corp.              271
 10,000     Reynolds & Reynolds -  CL A          260
*10,000     U.S.A. Waste Services, Inc.          319
                                              ------
                                                 850
                                              ------

FINANCIAL RELATED - 22.1%                     $3,832

FINANCIAL SERVICES - 22.1%

  4,300     Aon Corp.                            267
  4,400     Associated First Cap. Corp.          194
*10,000     BA Merchant Svcs., Inc.- CL A        179
  5,000     Compass Bancshares, Inc.             199
  3,500     Crestar Financial Corp.              260
*20,000     Dime Bancorp, Inc.                   295
  4,050     Fifth Third Bancorp.                 254
 12,000     First Tennessee National             450
 10,000     Green Tree Financial Corp.           386
 10,000     Greenpoint Financial Corp.           474
 10,000     PHH Corp.                            430
 10,000     Roosevelt Fin'l Group, Inc.          210
  6,000     Union Planters Corp.                 234
                                              ------
                                               3,832
                                              ------

INDUSTRIAL RELATED - 37.3%                    $6,461

ENERGY RESOURCES & SERVICES - 6.5%

 *1,600     Belco Oil & Gas Corp.                 44
 *6,000     Ensco Int'l                          291
  6,000     Kerr McGee Corp.                     432
  8,000     Tidewater, Inc.                      362
                                              ------
                                               1,129
                                              ------

HOUSING - 1.6%
 12,000     Oakwood Homes                        275
                                              ------

INDUSTRIAL & ELECTRONICS PRODUCTS - 24.5%

 18,000     AMETEK, Inc.                         401
 10,000     Applied Power, Inc. - CL A           396
  9,000     DT Industries, Inc.                  315


                                             Page 14


Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------

MONETTA MID-CAP EQUITY
  FUND (CONTINUED)

                                                               Quoted
Shares or                                                      Market
Principal                                                       Value
 Amount                                                     (In Thousands)
---------                                                   --------------
  10,000 Danaher Corp.                                             466
 *14,000 Gulfstream Aerospace Corp                                 339
   7,000 Harnischfeger Industries, Inc.                            337
   2,625 Molex, Inc.                                               103
   8,000 Precision Castparts Corp.                                 397
   6,000 Sigma-Aldrich Corp.                                       375
   7,000 Sundstrand Corp.                                          297
  14,400 Tri Mas Corp.                                             344
   8,400 York Int'l Corp.                                          469
                                                               -------
                                                                 4,239
                                                               -------
Transportation - 3.2%
 *18,000 Knight Transportation, Inc.                               342
 *9,000 Swift Transportation Co., Inc.                             212
                                                               -------
                                                                   554
                                                               -------
Miscellaneous - 1.5%
   5,000 Tyco Int'l, Ltd.                                          264
                                                               -------
Medical Related - 6.7%                                         $ 1,158

Medical Supplies - 1.8%
   6,800 Fisher Scientific Int'l                               $   320
                                                               -------
Pharmaceuticals - 3.1%
 *5,500 Dura Pharmaceuticals, Inc.                                 263
 *8,000 Elan Corp PLC-ADR                                          266
                                                               -------
                                                                   529
                                                               -------
Physician Services - 1.8%
 *8,000 HEALTHSOUTH Corp.                                          309
                                                               -------
Technology Related - 8.0%                                      $ 1,395

Computer Software & Systems - 4.4%
 *4,000 Ceridian Corp.                                         $   162
 *5,000 Parametric Technology Corp.                                257
 *10,000 Sterling Commerce, Inc.                                   352
                                                               -------
                                                                   771
                                                               -------
Telecommunications & Equipment - 3.6%
 *12,800 ADC Telecommunications, Inc.                              398
 *6,000 Tellabs, Inc.                                              226
                                                               -------
                                                                   624
                                                               -------
Total Common Stocks
        (Cost $13,540)(a)                                       16,723
                                                               -------
Variable Demand Notes - 3.6%
  619,900 Sara Lee - 5.49%                                         620
                                                               -------
Total Investments - 100.1%
        (Cost $14,160)(a)                                       17,343
                                                               -------
Other Assets Less Liabilities - (0.1)%                              (5)
                                                               -------
Net Assets - 100%                                              $17,338
                                                               =======

(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $3,268 and aggregate gross unrealized depreciation is $85, resulting in net unrealized appreciation of $3,183 (in thousands).

See accompanying notes to financial statements

* Non-income producing security


SCHEDULE OF INVESTMENTS
December 31, 1996
--------------------------------------------------------------------------
MONETTA LARGE-CAP EQUITY FUND
                                                               Quoted
Shares or                                                      Market
Principal                                                       Value
 Amount                                                     (In Thousands)
---------                                                   --------------
COMMON STOCKS - 87.1%

Consumer Related - 24.3%                                         $558

Food Processing - 1.9%
    600 Ralston-Ralston Purina Grp.                              $ 44
                                                                 ----
Retail Manufacturers & Distribution - 2.2%
  1,000 Estee Lauder Co. - CL A                                    51
                                                                 ----
Retail Trades - 12.7%
  1,200 CVS Corporation                                            50
  1,700 Gap, Inc.                                                  51
  1,100 Home Depot, Inc.                                           55
  1,200 J.C. Penney Co., Inc.                                      58
   *600 Safeway, Inc.                                              26
  1,100 Sears Roebuck, & Co.                                       51
                                                                 ----
                                                                  291
                                                                 ----
Miscellaneous - 7.5%
  1,400 Alco Standard Corp.                                        59
 *600 Computer Sciences Corp.                                      49
 *2,000 USA Waste Services, Inc.                                   64
                                                                 ----
                                                                  172
                                                                 ----
Financial Related - 13.5%                                        $310

Financial Services - 13.5%
  1,500 Associated First Cap. Corp.                              $ 66
    600 Fifth Third Bancorp                                        38
  1,600 First Data Corp.                                           59
    800 Fleet Financial Group                                      40
    600 Household Int'l Inc.                                       55
  1,200 Norwest Corp.                                              52
                                                                 ----
                                                                  310
                                                                 ----

Industrial Related - 23.8%                                       $543

Chemicals - 2.4%
  1,400 Monsanto Co.                                             $ 54
                                                                 ----
Energy Resources & Services - 8.9%
  1,000 Coastal Corp.                                              49
    500 Schlumberger, Ltd.                                         50
    700 Transocean Offshore, Inc.                                  44
  2,100 Union Pacific Resources                                    61
                                                                 ----
                                                                  204
                                                                 ----
Industrial & Electronics Products - 2.1%
    600 Illinois Tool Works, Inc.                                  48
                                                                 ----
Transportation - 5.4%
    600 Boeing Co.                                                 64
    900 United Technologies Corp.                                  59
                                                                 ----
                                                                  123
                                                                 ----
Miscellaneous - 5.0%
    900 Fluor Corp.                                                56
    700 Minnesota Mining & Mfg, Co.                                58
                                                                 ----
                                                                  114
                                                                 ----

Medical Related - 8.5%                                           $194

Pharmaceuticals - 6.8%
    900 Eli Lilly & Co.                                          $ 65
    800 Johnson & Johnson Co.                                      40
    600 Pfizer, Inc.                                               50
                                                                 ----
                                                                  155
                                                                 ----
Physician Services - 1.7%
 *1,000 HEALTHSOUTH Corp.                                          39
                                                                 ----

Technology Related - 17.0%                                       $388

Computer Software & Systems - 4.2%
    950 Computer Associates Int'l, Inc.                          $ 47
 *600 Microsoft Corp.                                              50
                                                                 ----
                                                                   97
                                                                 ----




SCHEDULE OF INVESTMENTS
December 31, 1996
------------------------------------------------------------------------------

                   MONETTA LARGE-CAP EQUITY FUND (CONTINUED)

                                                                    Quoted
Shares or                                                           Market
Principal                                                           Value
 Amount                                                         (In Thousands)
---------                                                       --------------
COMPUTER & OFFICE EQUIPMENT - 5.2%
   *1,800    EMC Corporation                                                60
    1,100    Xerox Corp.                                                    58
                                                                --------------
                                                                           118
                                                                --------------
SEMICONDUCTORS - 3.5%
      600    Intel Corp.                                                    79
                                                                --------------
TELECOMMUNICATIONS & EQUIPMENT - 4.1%
      800    Northern Telecom, Ltd.                                         49
   *1,200    Tellabs, Inc.                                                  45
                                                                --------------
                                                                            94
                                                                --------------
TOTAL COMMON STOCKS
          (COST $1,783)(a)                                               1,993
                                                                --------------
VARIABLE DEMAND NOTES - 15.3%
   61,700    Eli Lilly-5.33%                                                62
   80,500    Johnson Controls-5.53%                                         80
   42,600    Pitney Bowes-5.51%                                             43
   95,600    Sara Lee-5.49%                                                 96
   69,400    Southwestern Bell-5.49%                                        69
                                                                --------------
TOTAL VARIABLE DEMAND NOTES                                                350
                                                                --------------
TOTAL INVESTMENTS - 102.4%
          (COST $2,133)(a)                                               2,343
                                                                --------------
OTHER ASSETS LESS LIABILITIES - (2.4)%                                     (55)
                                                                --------------
NET ASSETS - 100%                                               $        2,288
                                                                ==============


                             MONETTA BALANCED FUND

                                                                    Quoted
Shares or                                                           Market
Principal                                                           Value
 Amount                                                         (In Thousands)
---------                                                       --------------
COMMON STOCKS - 61.0%

CONSUMER RELATED - 17.3%                                                  $405

BROADCASTING/CABLE TV - 0.7%
     *400    SFX Broadcasting, Inc. - CL A                      $           12
     *100    Univision Communications                                        4
                                                                --------------
                                                                            16
                                                                --------------
FOOD PROCESSING - 1.2%
      400    Ralston-Ralston Purina Grp.                                    29
                                                                --------------
RECREATION/ENTERTAINMENT - 1.0%
    1,300    International Game Tech.                                       24
                                                                --------------
RESTAURANTS/LODGING - 1.2%
     *600    Doubletree Corp.                                               27
                                                                --------------
RETAIL MANUFACTURERS & DISTRIBUTION - 3.5%
      400    Avery-Dennison Corp.                                           14
      400    Estee Lauder Cos - CL A                                        20
   *1,500    Hirsch Int'l Corp - CL A                                       28
   *1,400    Quaker Fabric Corp.                                            20
                                                                --------------
                                                                            82
                                                                --------------
RETAIL TRADES - 4.9%
   *1,200    AnnTaylor Stores Corp.                                         21
      600    CVS Corporation                                                25
   *1,100    Domnick's Supermarkets, Inc.                                   24
      900    Gap, Inc.                                                      27
      200    Home Depot, Inc.                                               10
     *200    Safeway, Inc.                                                   8
                                                                --------------
                                                                           115
                                                                --------------

(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $240 and aggregate gross unrealized depreciation is $30, resulting in net unrealized appreciation of $210 (in thousands).

See accompanying notes to financial statements

* Non-income producing security

SCHEDULE OF INVESTMENTS
December 31, 1996
-----------------------------------------------------------------------------

                       MONETTA BALANCED FUND (CONTINUED)

                                                                    Quoted
Shares or                                                           Market
Principal                                                           Value
 Amount                                                         (In Thousands)
---------                                                       --------------
MISCELLANEOUS - 4.8%
      600    Alco Standard Corp.                                            25
     *300    Computer Sciences, Inc.                                        25
   *1,400    May & Speh, Inc.                                               17
    1,000    Reynolds & Reynolds - CL A                                     26
     *600    U.S.A. Waste Service                                           19
                                                                --------------
                                                                           112
                                                                --------------

FINANCIAL RELATED - 6.3%                                                  $147

FINANCIAL SERVICES - 6.3%
     *400    Associates First Cap. Corp.                        $           18
   *1,200    BA Merchant Svcs., Inc. - CL A                                 21
   *1,200    Dime Bancorp, Inc.                                             18
      400    First Data Corp.                                               15
      500    Green Tree Financial Corp.                                     19
      600    Greenpoint Financial Corp.                                     28
      300    Household Int'l, Inc.                                          28
                                                                --------------
                                                                           147
                                                                --------------

INDUSTRIAL RELATED - 23.9%                                                $558

CHEMICALS - 1.0%
      600    Monsanto Corp.                                     $           23
                                                                --------------
ENERGY RESOURCES & SERVICES - 6.0%
     *100    Belco Oil & Gas Corp.                                           3
     *600    Ensco Int'l                                                    29
     *600    Newpark Resources, Inc.                                        22
      200    Schlumberger, Ltd.                                             20
   *1,200    Titan Exploration, Inc.                                        15
      400    Transocean Offshore, Inc.                                      25
      900    Union Pacific Resources Grp.                                   26
                                                                --------------
                                                                           140
                                                                --------------
HOUSING - 1.1%
    1,100    T.J. International                                             26
                                                                --------------
INDUSTRIAL & ELECTRONICS PRODUCTS - 9.2%
   *1,000    AFC Cable Systems, Inc.                                        24
   *1,200    Advanced Lighting Tech. Inc.                                   29
     *800    BE Aerospace, Inc.                                             22
    1,100    Chart Industries, Inc.                                         19
      800    DT Industries, Inc.                                            28
   *1,500    Foamex Int'l, Inc.                                             25
      100    Illinois Tool Works, Inc.                                       8
      500    Sigma Aldrich Corp.                                            31
      200    Sundstrand Corp.                                                8
      400    York Int'l Corp.                                               22
                                                                --------------
                                                                           216
                                                                --------------
TRANSPORTATION - 4.2%
      200    Boeing Co.                                                     21
   *1,100    Railtex, Inc.                                                  28
     *900    Swift Transportation Co., Inc.                                 21
      400    United Technologies Corp.                                      27
                                                                --------------
                                                                            97
                                                                --------------
MISCELLANEOUS - 2.4%
      500    Fluor Corp.                                                    31
      300    Minnesota Mining & Mfg                                         25
                                                                --------------
                                                                            56
                                                                --------------

MEDICAL RELATED - 6.1%                                                    $143
MEDICAL SUPPLIES - 1.2%
      600    Fisher Scientific Int'l                            $           28
                                                                --------------
PHARMACEUTICALS - 3.6%
     *500    Dura Pharmaceuticals, Inc.                                     24
      500    Eli Lilly & Co.                                                36
      300    Pfizer, Inc.                                                   25
                                                                --------------
                                                                            85
                                                                --------------
PHYSICIAN SERVICES - 1.3%
   *1,200    Medquist, Inc.                                                 30
                                                                --------------

SCHEDULE OF INVESTMENTS
December 31, 1996
--------------------------------------------------------------------------------

     MONETTA BALANCED FUND
         (CONTINUED)


                                     Quoted
Shares or                            Market
Principal                            Value
Amount                           (In Thousands)
---------                        --------------

TECHNOLOGY RELATED - 7.4%               $173

COMPUTER SOFTWARE & SYSTEMS - 3.2%

    *500   Citrix Systems, Inc.           $   19
    *300   Microsoft Corp.                    25
    *900   Sterling Commerce, Inc.            32
                                         -------
                                              76
                                         -------

SEMICONDUCTORS - 1.7%

     300   Intel Corp.                        39
                                         -------

TELECOMMUNICATIONS - 2.5%

     400   Northern Telecom, Ltd.             25
    *600   P-Com, Inc.                        18
    *400   Tellabs, Inc.                      15
                                         -------
                                              58
                                         -------

TOTAL COMMON STOCKS
      (COST $1,311)(A)                     1,426
                                         -------

U.S. TREASURY NOTES - 31.8%
  100,000  6.000% Due 05/31/98               100
  100,000  6.000% Due 10/15/99               100
  100,000  5.750% Due 10/31/00                99
  100,000  6.500% Due 08/31/01               101
  100,000  6.375% Due 08/15/02               101
  100,000  5.750% Due 08/15/03                97
  150,000  5.875% Due 02/15/04               146
                                         -------
TOTAL US TREASURY NOTES                      744
                                         -------

VARIABLE DEMAND NOTES - 9.1%

  110,000  Eli Lilly - 5.33%                 110
  101,700  Johnson Controls - 5.53%          102
                                         -------
TOTAL VARIABLE DEMAND NOTES                  212
                                         -------

TOTAL INVESTMENTS - 101.9%
      (COST $2,267)(A)                     2,382
                                         -------

OTHER ASSETS LESS LIABILITIES - (1.9)%       (46)
                                         -------
NET ASSETS - 100%                        $ 2,336
                                         =======

(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $139 and aggregate gross unrealized depreciation is $24, resulting in net unrealized appreciation of $115 (in thousands).

See accompanying notes to financial statements

* Non-income producing security


SCHEDULE OF INVESTMENTS
December 31, 1996
--------------------------------------------------------------------------------


     MONETTA INTERMEDIATE
         BOND FUND


                                     Quoted
Shares or                            Market
Principal                             Value
 Amount                           (In Thousands)
---------                         --------------
Treasury Notes - 54.0%
  300,000  6.250% Due 01/31/97        $  300
  200,000  5.500% Due 04/15/00           197
  100,000  7.500% Due 11/15/01           105
  200,000  6.375% Due 08/15/02           201
  200,000  5.750% Due 08/15/03           194
  200,000  5.875% Due 02/15/04           195
  200,000  6.500% Due 05/15/05           202
  100,000  6.500% Due 08/15/05           101
                                      ------
                                       1,495
                                      ------

GOVERNMENT AGENCY - 1.5%
   40,000  Sheboygan, WI TIF#6
             8.25% Due 03/15/03           43
                                      ------

CORPORATE BONDS - 31.3%
  100,000  Delta Airlines, 7.730%
            Due 05/14/97                 101
   50,000  American Airlines, 8.700%
            Due 01/15/98                  51
   50,000  Salomon, Inc., 9.375%
            Due 04/15/98                  52
  100,000  Chase Manhatten Corp, 8.800%
            Due 02/01/00                 100
   50,000  ADT Operations, 8.250%
            Due 08/01/00                  52
   50,000  American Standard, 9.875%
            Due 06/01/01                  53
   50,000  Dayton-Hudson, 9.750%
            Due 07/01/02                  57
  100,000  IBM Corp., 7.250%
            Due 11/01/02                 103
  100,000  RJR Nabisco, Inc., 8.625%
            Due 12/01/02                 103
  100,000  Webb, Del E., 9.750%
            Due 03/01/03                 100
  100,000  Salomon, Inc., 6.750%
           Due 01/15/06                   95
                                      ------
                                         867
                                      ------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.5%
  100,000  Federal Home Loan Bank,
             6.44% Due 11/28/05           96
                                      ------

MORTGAGE OBLIGATIONS - .6%
   15,302  GNMA, 8.50%,
            Due 07/15/21                  16
                                      ------

DEMAND NOTES - 7.3%

  102,200  Eli Lilly - 5.33%             102
  100,000  Sara Lee - 5.49%              100
                                      ------
                                         202
                                      ------

TOTAL INVESTMENTS - 98.2%
       (COST $2,732)(A)                2,719
                                      ------

OTHER ASSETS LESS LIABILITIES - 1.8%      50
                                      ------

NET ASSETS - 100%                     $2,769
                                      ======

(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $11 and aggregate gross unrealized depreciation is $24, resulting in net unrealized depreciation of $13 (in thousands).

See accompanying notes to financial statements


SCHEDULE OF INVESTMENTS
December 31, 1996

    MONETTA GOVERNMENT
     MONEY MARKET FUND


Shares or
Principal                            VALUE
 Amount                           (In Thousands)
---------                         --------------

GOVERNMENT OBLIGATIONS - 34.2%

U.S. TREASURY BILLS - 34.2%
  620,000  Due 03/06/97               $  614
  160,000  Due 03/20/97                  158
  420,000  Due 06/26/97                  410
  500,000  Due 07/24/97                  485
  480,000  Due 09/18/97                  462
                                      ------
                                       2,129
                                      ------

GOVERNMENT AGENCIES - 60.5%

FEDERAL FARM CREDIT
  DISCOUNT NOTE - 6.9%
  430,000  Due 01/27/97                  428
                                      ------

FEDERAL AGRICULTURE MORTGAGE CORP
  DISCOUNT NOTES - 14.6%

  760,000  Due 01/02/97                  760
  150,000  Due 04/01/97                  148
                                      ------
                                         908
                                      ------

FEDERAL HOME LOAN BANK
  DISCOUNT NOTE - 1.7%

  110,000 Due 04/14/97                   108
                                      ------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  DISCOUNT NOTES - 25.2%

  500,000  DUE 01/09/97                  499
  335,000  DUE 01/24/97                  334
  585,000  DUE 02/03/97                  582
  160,000  DUE 04/03/97                  158
                                      ------
                                       1,573
                                      ------
FEDERAL HOME LOAN MORTGAGE CORP
  DISCOUNT NOTES - 12.1%

  475,000  Due 01/15/97                  474
   80,000  Due 02/03/97                   80
  200,000  Due 02/18/97                  199
                                      ------
                                         753
                                      ------

REPURCHASE AGREEMENT - 6.1%

  380,000  Dated 12/31/96, 3.50%
            Due 01/02/97, with
            Firstar Bank of Wisconsin,
            collateralized by U.S.
            Treasury Notes
            (cost: $380,000)             380
                                      ------

TOTAL INVESTMENTS - 100.8%(A)          6,279
                                      ------

OTHER ASSETS LESS LIABILITIES - (0.8)%   (47)
                                      ------
NET ASSETS - 100%                     $6,232
                                      ======

(a)  Cost is identical for book and tax purposes.

See accompanying notes to financial statements


STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1996
(In Thousands)
----------------------------------------------------------------------------------------------------------------------------------

                                                                                      MONETTA             MID-CAP EQUITY
                                                                                       FUND                   FUND
                                                                           -------------------------------------------------------


ASSETS:
 Investments at market value (cost: $198,702; $14,160; $2,133;
  $2,267; $2,732; $6,279)(Note 1)                                                      $216,829               $17,343
 Cash                                                                                         0                     1
 Interest and dividends receivable                                                          101                    14
 Receivable for securities sold                                                               0                     0
----------------------------------------------------------------------------------------------------------------------------------
Total Assets                                                                            216,930                17,358

LIABILITIES:
Payables:
 Custodial bank                                                                             455                     0
 Investment advisory fees (Note 2)                                                          184                    14
 Investments purchased                                                                    4,606                     0
Accrued expenses                                                                            168                     6
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                         5,413                    20
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $211,517               $17,338
----------------------------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
 Paid in capital (b)                                                                    196,446                13,986
 Accumulated undistributed net investment income                                              0                     1
 Accumulated undistributed net realized gain (loss)                                      (3,056)                  168
 Net unrealized appreciation (depreciation) on investments                               18,127                 3,183
----------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                             $211,517               $17,338
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price, and redemption price per share
(13,351.9 shares of capital stock and 1,170.4; 186.5; 184.8; 271.3; 6,232.2
shares of beneficial interest issued and outstanding respectively)                       $15.84                $14.81
----------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements
(a)  Rounds to less than $1,000
(b)  Amount for Monetta Fund represents $134 of $0.01 par value and $196,312 of additional paid in capital, 100 million shares are authorized.  Each fund of Monetta Trust has an unlimited number of no par value shares of beneficial interest authorized.




--------------------------------------------------------------------------
LARGE-CAP EQUITY     BALANCED   INTERMEDIATE BOND    GOVERNMENT MONEY
     FUND              FUND            FUND             MARKET FUND
==========================================================================
      $2,343         $2,382            $2,719              $6,279
          (a)            21                0                    0
           4             15                53                  (a)
           3              7                2                    0
--------------------------------------------------------------------------
       2,350          2,425             2,774               6,279


           0              0                 3                  44
           2              1                 1                   0
          59             87                 0                   0
           1              1                 1                   3
--------------------------------------------------------------------------
          62             89                 5                  47
--------------------------------------------------------------------------
      $2,288         $2,336            $2,769              $6,232
--------------------------------------------------------------------------

      2,066           2,210             2,786               6,232
         (a)             (a)               (a)                  0
         12              11                (4)                  0
        210             115               (13)                  0
--------------------------------------------------------------------------
     $2,288          $2,336            $2,769              $6,232
--------------------------------------------------------------------------



     $12.27          $12.64            $10.21               $1.00
--------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
Year Ended December 31, 1996
(In Thousands)
--------------------------------------------------------------------------------------------------------
                                                                          Monetta        Mid-Cap Equity
                                                                           Fund              Fund
                                                                        --------------------------------
INVESTMENT INCOME AND EXPENSES:
Investment income:
 Interest                                                                  $2,168            $107
 Dividend                                                                     330             144
 Miscellaneous income                                                          77               1
--------------------------------------------------------------------------------------------------------
Total investment income                                                     2,575             252
--------------------------------------------------------------------------------------------------------
Expenses:
 Investment advisory fee (Note 2)                                           2,946             162
 Custodial fees and bank cash management fee                                   84              11
 Transfer and shareholder servicing agent fee                               1,034              27
 Other                                                                          0              (a)
--------------------------------------------------------------------------------------------------------
Total expenses                                                              4,064             200
 Expenses waived and reimbursed                                                 0               0
--------------------------------------------------------------------------------------------------------
Expenses net of waived and reimbursed expenses                              4,064             200
--------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                               (1,489)             52
--------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gains (loss) on investments:
 Proceeds from sales                                                      622,713          13,321
 Cost of securities sold                                                  624,708          12,898
--------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                    (1,995)            423
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments:
 Beginning of period                                                        9,405             293
 End of period                                                             18,127           3,183
--------------------------------------------------------------------------------------------------------
Net change in net unrealized appreciation/depreciation on
 investments during the period                                              8,722           2,890
--------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                      6,727           3,313
--------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                 $5,238          $3,365
========================================================================================================

See accompanying notes to financial statements

(a)  Rounds to less than $1,000

-------------------------------------------------------------------------------
LARGE-CAP EQUITY      BALANCED       INTERMEDIATE BOND        GOVERNMENT MONEY
     FUND               FUND              FUND                  MARKET FUND
-------------------------------------------------------------------------------
       $12               $20                $206                      $310
        14                 4                   2                         0
        (a)                0                  (a)                        0
-------------------------------------------------------------------------------
        26                24                 208                       310
-------------------------------------------------------------------------------
        14                 5                  20                        21
         4                 4                   4                         3
         3                 2                   4                        15
        (a)               (a)                  0                         0
-------------------------------------------------------------------------------
        21                11                  28                        39
         0                 0                  10                        21
-------------------------------------------------------------------------------
        21                11                  18                        18
-------------------------------------------------------------------------------
         5                13                 190                       292
-------------------------------------------------------------------------------
     1,876               879               1,257                    35,411
     1,716               803               1,261                    35,411
-------------------------------------------------------------------------------
       160                76                  (4)                        0
-------------------------------------------------------------------------------
        63                21                  (9)                        0
       210               115                 (13)                        0
-------------------------------------------------------------------------------
       147                94                  (4)                        0
-------------------------------------------------------------------------------
       307               170                  (8)                        0
-------------------------------------------------------------------------------
      $312              $183                $182                      $292
===============================================================================

                                                                        Page 25

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 1996 and Period Ended December 31, 1995
(In Thousands)

--------------------------------------------------------------------------------------------------------------------------
                                                                         MONETTA                       MID-CAP EQUITY
                                                                          FUND                              FUND
                                                                 ---------------------------  --------------------------

                                                                     1996          1995               1996        1995
                                                                 -------------------------------------------------------
From investment activities:

Operations:
 Net investment income (loss)                                    $  (1,489)    $     647             $    52     $    59
 Net realized gain (loss) on investments                            (1,995)       61,662                 423       2,484
 Net change in net unrealized appreciation
  (depreciation) on investments during the period                    8,722        26,918               2,890         316
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                5,238        89,227               3,365       2,859
 Distribution from net investment income                                 0          (647)                (52)        (59)
 Distribution in excess of net investment income                         0       (59,578)                  0      (2,897)
 Distribution from net realized gains on securities                      0             0                   0         (19)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from investment activities         5,238        29,002               3,313        (116)
========================================================================================================================
From capital transactions (Note 3):

Proceeds from shares sold                                           19,940        22,913               5,820       2,203
Net asset value of shares issued through dividend
 reinvestment                                                           (a)       59,595                  50       2,930
Cost of shares repurchased                                        (176,381)     (113,702)             (6,061)     (2,538)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital transactions       (156,441)      (31,194)               (191)      2,595
========================================================================================================================
Total increase (decrease) in net assets                           (151,203)       (2,192)              3,122       2,479
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                  362,720       364,912              14,216      11,737
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period*                                     $ 211,517     $ 362,720             $17,338     $14,216
========================================================================================================================

See accompanying notes to financial statements

(a) Rounds to less than $1,000

* Including undistributed net investment income of $1 thousand for the Mid-Cap Equity Fund at December 31, 1996.


-----------------------------------------------------------------------------
 Large-Cap Equity        Balanced         Intermediate     Government Money
       Fund                 Fund            Bond Fund         Market Fund
-------------------   -----------------   --------------   ------------------
           Period               Period
           Ending               Ending
 1996     12/31/95     1996    12/31/95     1996    1995     1996     1995
-----------------------------------------------------------------------------
$    5     $   (a)    $   13    $ (a)    $   190   $  213  $    292   $   205
   160         (8)        76      (4)         (4)      83         0         0

   147         63         94      21          (4)     156         0         0
-----------------------------------------------------------------------------
   312         55        183      17         182      452       292       205
    (4)        (a)       (13)     (a)       (190)    (215)     (292)     (205)
     0          0          0      (a)        (17)     (38)        0         0
  (141)         0        (61)      0           0        0         0         0
-----------------------------------------------------------------------------
   167         55        109      17         (25)     199         0         0
=============================================================================

 1,496      1,019      1,941     445         653      701    15,949     4,068
   144         (a)        72      (a)        175      229       268       196
  (591)        (2)      (196)    (52)     (1,623)    (550)  (14,378)   (3,186)
-----------------------------------------------------------------------------
 1,049      1,017      1,817     393        (795)     380     1,839     1,078
=============================================================================
 1,216      1,072      1,926     410        (820)     579     1,839     1,078
-----------------------------------------------------------------------------
 1,072          0        410       0       3,589    3,010     4,393     3,315
-----------------------------------------------------------------------------
$2,288     $1,072     $2,336    $410      $2,769   $3,589    $6,232    $4,393
=============================================================================

NOTES TO FINANCIAL STATEMENTS
December 31, 1996
--------------------------------------------------------------------------------
1.  SIGNIFICANT ACCOUNTING POLICIES:

    Monetta Fund, Inc. ("Monetta Fund") is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The primary objective of Monetta Fund is capital appreciation by investing primarily in equity securities believed to have growth potential. The Fund generally invests in companies with a market capitalization range of $50 million to $1 billion.

    Monetta Trust ("the Trust") is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The following funds are series of the Trust:

Mid-Cap Equity Fund. The primary objective of this fund is long-term capital growth by investing in common stocks believed to have above average growth potential. The Fund typically invests in companies within a market capitalization range of $1 billion to $5 billion.

Large-Cap Equity Fund. The primary objective of this fund is to seek long-term capital growth by investing in common stocks believed to have above average growth potential. The Fund typically invests in companies with market capitalization of greater than $5 billion.

Balanced Fund. The objective of this fund is to seek a favorable total rate of return through capital appreciation and current income consistent with preservation of capital, derived rom investing in a portfolio of equity and fixed income securities.

Intermediate Bond Fund. The objective of this fund is to seek high current income consistent with the preservation of capital by investing primarily in marketable debt securities.

Government Money Market Fund. The primary objective of this fund is to seek maximum current income consistent with safety of capital and maintenance of liquidity. The Fund invests in U.S. Government securities maturing in thirteen months or less from the date of purchase and repurchase agreements for U.S. Government securities. U.S. Government securities include securities issued or guaranteed by the U.S. Government or by its agencies or instrumentalities.

    Monetta Family of Funds is comprised of Monetta Fund, Inc. and each of the Trust Series and are collectively referred to as the "Funds". The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles:

NOTES TO FINANCIAL STATEMENTS
December 31, 1996
--------------------------------------------------------------------------------

    (a)  Securities Valuation
Investments are stated at market value based on the last reported sale price on national securities exchanges, or the NASDAQ Market, on the last business day of the period. Listed securities and securities traded on the over-the-counter markets that did not trade on the last business day are valued at the mean between the quoted bid and asked prices. Short-term securities, including all securities held by the Government Money Market Fund, are stated at amortized cost, which is substantially equivalent to market value.

    (b)  Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires the Funds' management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the results of operations during the reporting period. Actual results could differ from those estimates.

    (c)  Federal Income Taxes
It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision for federal income taxes is required.

The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 1996, Monetta Fund and the Intermediate Bond Fund had accumulated capital loss carry forward for tax purposes of $2,873,526 and $3,497 respectively, which will expire on December 31, 2004. Net realized losses of the funds may differ for financial statements and tax purposes because of the deferral of post October 31 losses and wash sale losses for tax purposes.

    (d)  General
Security transactions are accounted for on a trade date basis. Daily realized gains and losses from security transactions are reported on the first-in, first-out cost basis. Interest income is recorded daily on the accrual basis and dividend income on the ex-dividend date. Bond Discount/Premium is amortized on a straight line basis over the life of each applicable security.

    (e) Distributions of incomes and gains
Distributions to shareholders are recorded by the Funds (except for the Government Money Market Fund) on the ex-dividend date. The Government Money Market Fund declares dividends daily and automatically reinvests such dividends daily. Due to inherent differences in the characterization of short-tern capital gains under generally accepted accounting principles and for federal income tax purposes, the amount of distributable net investment income for book and federal income tax purposes may differ. These differences are permanent in nature, and may result in distributions in excess of book basis net investment income for certain periods.

NOTES TO FINANCIAL STATEMENTS
December 31, 1996
-------------------------------------------------------------------------------

For the Monetta Fund, a permanent book and tax differences of $1,489,412 due to the net operating loss for 1996 has been reclassified from accumulated undistributed net investment income to paid in capital.

For the year ended December 31, 1996, Monetta Trust Large-Cap Equity Fund paid long-term capital gains of $5,155.

2.  RELATED PARTIES:

    Robert S. Bacarella is an officer and director of the Funds and also an officer, director and majority shareholder of the investment advisor, Monetta Financial Services, Inc. "Advisor". For twelve months ended December 31, 1996, remuneration required to be paid to all interested director or trustee has been absorbed by the Advisor. Fees paid to outside Directors or Trustees have been absorbed by the respective funds.

    Each Fund pays an investment advisory fee to the Advisor, based on that Fund's individual net assets, payable monthly at the annual rate of 1% for Monetta Fund, Mid-Cap and Large-Cap Equity Fund; 0.65% for Balanced Fund; 0.60% for Intermediate Bond Fund and 0.35% for the Government Money Market Fund. From these fees the Advisor pays all the Fund's ordinary operating expenses other than the advisory fee and charges of the Fund's custodian and transfer agent. Investment advisory fees waived through December 31, 1996, for the Intermediate Bond Fund were $9,915 of total fees of $19,829. Investment advisory fees waived through December 31, 1996 for the Government Money Market Fund were $20,637. Additionally, brokerage commissions of $32,700 were paid by the Monetta Fund to Monetta Brokerage, Inc. during the twelve months ended December 31, 1996.

                                              Shares Owned
                                             by the Advisor
                                      ----------------------------
                                        Shares          % of Fund
                                        ------          ---------
Mid-Cap Fund                             7,368               0.6%
Large-Cap Fund                          11,048               5.9%
Balanced Fund                           55,061              29.8%
Intermediate Bond Fund                  74,014              27.3%
Government Money Market Fund           515,735               8.3%



NOTES TO FINANCIAL STATEMENTS
December 31, 1996
----------------------------------------------------------------------------------------------------------------------------------

3.   CAPITAL STOCK AND SHARE UNITS:
     There are 100,000,000 shares of $0.01 par value capital stock authorized for Monetta Fund. There is an unlimited number of no par value shares of beneficial interest authorized for each series of the Trust.

-----------------------------------------------------------------------------------------------------------------------------------
                                                  Monetta        Mid-Cap      Large-Cap    Balanced    Intermediate      Government
(In Thousands)                                       Fund    Equity Fund    Equity Fund        Fund       Bond Fund    Money Market
-----------------------------------------------------------------------------------------------------------------------------------
1995 Beginning shares                              25,140            962             --          --             313           3,315
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                         1,400            161            101          44              69           4,068
Shares issued upon dividend reinvestment            3,779            249             (a)         (a)             22             196
Shares redeemed                                    (7,054)          (184)            (a)         (5)            (54)         (3,186)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding      (1,875)           226            101          39              37           1,078
-----------------------------------------------------------------------------------------------------------------------------------
1996 Beginning shares                              23,265          1,188            101          39             350           4,393
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                         1,270            436            123         157              64          15,949
Shares issued upon dividend reinvestment                0              3             12           6              17             268
Shares redeemed                                   (11,183)          (457)           (49)        (17)           (160)        (14,378)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding      (9,913)           (18)            86         146             (79)          1,839
-----------------------------------------------------------------------------------------------------------------------------------
Ending shares                                      13,352          1,170            187         185             271           6,232
-----------------------------------------------------------------------------------------------------------------------------------

(a)  Rounds to less than 1,000 shares

4.   PURCHASES AND SALES OF INVESTMENT SECURITIES:
     The cost of purchases and proceeds from sales of securities for the twelve months ended December 31, 1996, excluding short-term securities were:
     Monetta Fund $520,227,594 and $622,713,282; Mid-Cap Fund $13,763,756 and
     $13,320,927; Large-Cap Fund $2,598,595 and $1,876,618; Balanced Fund
     $2,573,763 and $878,878; and Intermediate Bond Fund $810,500 and $1,257,667. The cost of purchases and proceeds from the sales of government securities included in the preceding numbers are as follows: Balanced Fund $846,788 and $228,640; and Intermediate Bond Fund $500,500 and $605,641.


NOTES TO FINANCIAL STATEMENTS
December 31, 1996
-------------------------------------------------------------------------------------------------------------------
5.  FINANCIAL HIGHLIGHTS:

MONETTA FUND
Financial highlights for Monetta Fund for a share of capital stock outstanding throughout the period is presented below:

                                                      1996          1995         1994         1993          1992
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period               $15.591      $14.515      $15.539      $15.992       $15.731
-------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           (.079)        .029        (.026)        .028          .006

Net realized and unrealized gain (loss)
 on investments                                         .330        4.075        (.938)        .105          .855
-------------------------------------------------------------------------------------------------------------------
Total from investment operations:                       .251        4.104        (.964)        .077          .861

Less:
Distributions from net investment income                   0        (.028)           0            0         (.006)

Distributions in excess of net investment
 income                                                    0       (3.000)       (.060)       (.475)        (.594)

Distributions from net realized gains on
 securities                                                0            0            0         (.055)           0
-------------------------------------------------------------------------------------------------------------------
Total distributions                                        0       (3.028)       (.060)        (.530)       (.600)
-------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                     $15.842      $15.591      $14.515       $15.539      $15.992
-------------------------------------------------------------------------------------------------------------------
Total return                                           1.60%       28.02%      (6.21)%         0.49%        5.49%

Ratio to average net assets:
 Expenses*                                             1.38%        1.36%        1.35%         1.38%        1.45%
 Net investment income*                               (.51)%         .18%       (.15)%         (.19)%        .16%
 Avg. comm. paid - per equity trade(a)               $  .063         ---         ---            ---          ---
 Portfolio turnover                                   204.8%       272.0%       191.3%         226.9%      126.6%
 Net assets (in millions)                            $ 211.5      $ 362.7      $ 364.9       $ 524.3      $ 408.0
===================================================================================================================

* If certain expenses had not been assumed by the investment advisor in 1989, the ratios of expenses and net investment income to average net assets would have been 1.83% of 1.92%, respectively.

(a) Represents the average commissions paid on equity transactions entered into during the period where commissions were applicable. This disclosure is not applicable for periods prior to 1996.

The per share ratios are calculated using the weighted average number of shares outstanding during the period.


        1991         1990       1989       1988       1987
----------------------------------------------------------
     $10.963      $10.441    $ 9.933    $ 9.649    $ 9.670
----------------------------------------------------------

        .081         .103       .219       .106       .113


       6.037        1.106      1.274      2.158       .016
----------------------------------------------------------
       6.118        1.209      1.493      2.264       .129


       (.081)       (.103)     (.219)     (.106)     (.150)


      (1.208)       (.584)     (.766)     1.874          0


       (.061)           0          0          0          0
----------------------------------------------------------
      (1.350)       (.687)     (.985)    (1.980)     (.150)
----------------------------------------------------------
     $15.731      $10.963    $10.441    $ 9.933    $ 9.649
----------------------------------------------------------
       55.90%       11.37%     15.20%     23.07%      1.54%


        1.42%        1.50%      1.57%      1.50%      2.31%
         .93%        1.09%      2.18%       .96%      1.33%
         --           --        --          --         --
       153.8%       206.5%    258.4%      170.4%     333.5%
       $57.1         $6.1      $3.5        $2.6       $2.1
----------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
December 31, 1996
--------------------------------------------------------------------------------
Financial highlights for each Fund of the Trust for a share outstanding throughout the period is presented below:

                                                              MID-CAP EQUITY                      LARGE-CAP EQUITY
                                                                   FUND                                 FUND
                                                 -----------------------------------------  ----------------------------
                                                                                    3/1/93                        9/1/95
                                                                                   Through                       Through
                                                    1996       1995       1994    12/31/93          1996        12/31/95
                                                 -----------------------------------------------------------------------
Net asset value at beginning of period*          $11.962    $12.199    $12.537    $10.000        $10.571        $10.000
------------------------------------------------------------------------------------------------------------------------
Net investment income                               .044       .059       .071       .006           .023           .005

Net realized and unrealized gain (loss)
  on investments                                   2.852      2.874       .193      3.531          2.928           .570
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   2.896      2.933       .264      3.537          2.951           .575

Less:
  Distributions from net investment
    income                                         (.044)     (.050)     (.069)     (.006)         (.023)         (.004)

  Distributions in excess of net
    investment income                                  0     (2.990)     (.533)     (.994)        (1.188)             0

  Distributions from net realized
    gains on securities                                0      (.130)         0          0          (.045)             0
------------------------------------------------------------------------------------------------------------------------
Total distributions                                (.044)    (3.170)     (.602)    (1.000)        (1.256)         (.004)
------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                 $14.814    $11.962    $12.199    $12.537        $12.266        $10.571
------------------------------------------------------------------------------------------------------------------------
Total return*                                      24.20%     24.54%      2.17%     35.40%         28.20%          5.74%

Ratios to average net assets:
  Expenses**                                        1.23%      1.25%      1.30%      1.12%          1.51%          0.69%
  Net investment income**                           0.32%      0.44%      0.57%      0.07%          0.31%          0.05%
  Avg. comm paid-per equity trade(a)             $  .066         --         --         --        $  .051             --
  Portfolio turnover                                93.3%     254.4%     210.0%     128.1%         152.7%          38.2%
  Net assets (in thousands)                      $17,338    $14,216    $11,736    $ 9,841        $ 2,288        $ 1,072
========================================================================================================================

* Ratios and total return for the year of inception are calculated from the date of inception to the end of the period.

** If certain investment advisory fees and charges of the Trusts custodian and transfer agent had not been assumed by the investment advisor, the ratios of expenses and net income to average net assets would be as follows: for the Intermediate Bond Fund, expenses would have been 0.85%, 0.75%, 0.88% and 0.75% for 1996, 1995, 1994 and 1993 respectively. For the Government Money Market Fund, expenses would have been 0.67%, 0.59%, 0.66% and 0.69%, for 1996, 1995, 1994 and 1993 respectively. For the Intermediate Bond Fund, net investment income would have been 5.45%, 5.46%, 5.34% and 3.66% for 1996, 1995, 1994 and 1993 respectively. For the Government Money Market Fund, the investment income would have been 4.59%, 5.17%, 3.39% and 1.66% for 1996, 1995, 1994 and 1993 respectively.

(a)Represents the average commissions paid on equity transactions entered into during the period where commissions were applicable. This disclosure is not applicable for periods prior to 1996.

   The per share ratios are calculated using the weighted average number of shares outstanding during the period.

--------------------------------------------------------------------------------

       BALANCED                         INTERMEDIATE BOND                                GOVERNMENT MONEY MARKET
         FUND                                  FUND                                               FUND
---------------------   --------------------------------------------------   ----------------------------------------------
               9/1/95                                               3/5/93                                           3/1/93
              Through                                              Through                                          Through
    1996     12/31/95      1996          1995          1994       12/31/93     1996         1995         1994      12/31/93
---------------------------------------------------------------------------------------------------------------------------
 $10.605     $10.000    $10.244       $ 9.624       $10.345       $10.000    $1.000       $1.000       $1.000       $1.000
---------------------------------------------------------------------------------------------------------------------------
    .132        .009       .612          .655          .589          .357      .049         .059         .040         .023

   2.598        .602       .019          .740         (.690)         .447         0            0            0            0
---------------------------------------------------------------------------------------------------------------------------
   2.730        .611       .631         1.395         (.101)         .804      .049         .059         .040         .023



   (.132)      (.004)     (.612)        (.655)        (.580)        (.357)    (.049)       (.059)       (.040)       (.023)

   (.560)      (.002)     (.055)        (.120)        (.040)        (.102)        0            0            0            0

       0           0          0             0             0             0         0            0            0            0
---------------------------------------------------------------------------------------------------------------------------
   (.692)      (.006)     (.667)        (.775)        (.620)        (.459)    (.049)       (.059)       (.040)       (.023)
---------------------------------------------------------------------------------------------------------------------------
 $12.643     $10.605    $10.208       $10.244       $ 9.624       $10.345    $1.000       $1.000       $1.000       $1.000
---------------------------------------------------------------------------------------------------------------------------
   25.94%       6.16%      6.46%        14.84%        (1.04)%        8.17%     5.06%        5.87%        4.04%        2.21%


    1.40%       0.91%      0.55%         0.27%         0.28%         0.28%     0.31%        0.07%         0.0%        0.03%
    1.54%       0.08%      5.75%         5.94%         5.94%         4.13%     4.95%        5.69%        4.04%        2.32%
 $  .056          --        N/A           N/A           N/A           N/A       N/A          N/A          N/A          N/A
   117.8%       54.8%      28.9%         75.1%         94.5%         32.3%      N/A          N/A          N/A          N/A
 $ 2,336     $   410    $ 2,769       $ 3,589       $ 3,010       $ 2,959    $6,232       $4,393       $3,315       $1,859
===========================================================================================================================

                                                   ANNUAL REPORT
                                                DECEMBER 31, 1996



   MONETTA FAMILY OF FUNDS


        MONETTA FUND, INC.

     MONETTA MID-CAP EQUITY FUND

    MONETTA LARGE-CAP EQUITY FUND

      MONETTA BALANCED FUND

  MONETTA INTERMEDIATE BOND FUND

    MONETTA GOVERNMENT MONEY                      [LOGO OF MONETTA]
          MARKET FUND


MONETTA FUNDS
1776-A SOUTH NAPERVILLE ROAD
SUITE 207
WHEATON, ILLINOIS  60187
1-800-MONETTA (666-3882)